CASH, CASH EQUIVALENTS AND RESTRICTED CASH, Standby Letters of Credits (Details) - Standby Letter of Credit [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) StandbyLettersofCredit	Dec. 31, 2022 USD ($)
Standby Letters of Credits [Abstract]
Number of standby letters of credits applied | StandbyLettersofCredit	3
Draw amount	$ 9,538	$ 11,477
Utilized by beneficiaries from standby letters of credits	$ 0	$ 0
Bottom of Range [member]
Standby Letters of Credits [Abstract]
Range of expiration dates	July 2024	July 2023
Top of Range [Member]
Standby Letters of Credits [Abstract]
Range of expiration dates	August 2024	June 2025